Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)		CAD (2)
Deferred income tax expense (recovery)	CAD (2)	(2)
Income tax expense (recovery)	CAD (2)	CAD (4)